Segmented Information (Tables)	6 Months Ended
Apr. 30, 2023
Disclosure of operating segments [abstract]
Summary of Results by Business Segment
The following table summarizes the segment results for the three and six months ended April 30, 2023 and April 30, 2022.
Results by Business Segment
1

(millions of Canadian dollars)	Canadian Personal and Commercial Banking		U.S. Retail		Wealth Management and Insurance		Wholesale Banking 2		Corporate 2		Total
	For the three months ended April 30
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Net interest income (loss)	$3,377	$2,933	$3,034	$2,079	$258	$215	$498	$759	$261	$391	$7,428	$6,377

Non-interest income (loss)	1,027	1,019	558	864	2,477	2,456	919	491	(43)	56	4,938	4,886

Total revenue	4,404	3,952	3,592	2,943	2,735	2,671	1,417	1,250	218	447	12,366	11,263
Provision for (recovery of) credit losses	247	60	190	(18)	1	–	12	(9)	149	(6)	599	27
Insurance claims and related expenses	–	–	–	–	804	592	–	–	–	–	804	592

Non-interest expenses	1,903	1,759	2,050	1,632	1,166	1,173	1,189	776	679	693	6,987	6,033

Income (loss) before income taxes and share of net income from investment in Schwab	2,254	2,133	1,352	1,329	764	906	216	483	(610)	(240)	3,976	4,611
Provision for (recovery of) income taxes	629	565	190	186	201	238	66	124	(220)	(111)	866	1,002

Share of net income from investment in Schwab 3,4	–	–	250	224	–	–	–	–	(9)	(22)	241	202
Net income (loss)	$1,625	$1,568	$1,412	$1,367	$563	$668	$150	$359	$(399)	$(151)	$3,351	$3,811

	For the six months ended April 30
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Net interest income (loss)	$6,916	$5,809	$6,203	$4,194	$539	$424	$1,023	$1,468	$480	$784	$15,161	$12,679

Non-interest income (loss)	2,077	2,063	1,154	1,535	5,098	5,045	1,739	1,128	(637)	94	9,431	9,865

Total revenue	8,993	7,872	7,357	5,729	5,637	5,469	2,762	2,596	(157)	878	24,592	22,544
Provision for (recovery of) credit losses	574	92	390	3	1	1	44	(14)	280	17	1,289	99
Insurance claims and related expenses	–	–	–	–	1,780	1,348	–	–	–	–	1,780	1,348

Non-interest expenses	3,766	3,448	4,121	3,229	2,348	2,353	2,072	1,540	2,996	1,430	15,303	12,000

Income (loss) before income taxes and share of net income from investment in Schwab	4,653	4,332	2,846	2,497	1,508	1,767	646	1,070	(3,433)	(569)	6,220	9,097
Provision for (recovery of) income taxes	1,299	1,146	396	334	395	463	165	277	(442)	(234)	1,813	1,986

Share of net income from investment in Schwab 3,4	–	–	551	476	–	–	–	–	(25)	(43)	526	433
Net income (loss)	$3,354	$3,186	$3,001	$2,639	$1,113	$1,304	$481	$793	$(3,016)	$(378)	$4,933	$7,544

1
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest
expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

2	Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
3
The
after-tax
amounts for amortization of acquired intangibles and the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade are recorded in the Corporate segment.

4	The Bank’s share of Schwab’s earnings is reported with a one-month lag. Refer to Note 7 for further details.

Total Assets by Business Segment

(millions of Canadian dollars)	Canadian Personal and Commercial Banking	U.S. Retail	Wealth Management and Insurance	Wholesale Banking	Corporate	Total
	As at April 30, 2023
Total assets	$535,969	$571,230	$22,313	$641,452	$155,488	$1,926,452

	As at October 31, 2022
Total assets	$526,374	$585,297	$23,721	$635,094	$147,042	$1,917,528